Compensation of key management (Tables)	12 Months Ended
Jun. 30, 2018
Related Party [Abstract]
Compensation earned by key management	The compensation earned by key management is as follows:

	2018	2017
	$	$

Salaries and employee benefits	4,205	2,694
Share-based compensation	2,146	2,738
Termination benefits	2,899	—

	9,250	5,432